CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Ordinary Shares [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2016	$ 38,724	$ 1,024	$ 81,515	$ (43,815)
Balance (in shares) at Dec. 31, 2016		14,938,339
Stock- based compensation	331	$ 0	331	0
Net loss	(2,657)	0	0	(2,657)
Balance at Jun. 30, 2017	36,398	$ 1,024	81,846	(46,472)
Balance (in shares) at Jun. 30, 2017		14,938,339
Balance at Dec. 31, 2017	32,707	$ 1,026	82,157	(50,476)
Balance (in shares) at Dec. 31, 2017		14,958,339
Stock- based compensation	117	$ 0	117	0
Net loss	(287)	0	0	(287)
Balance at Jun. 30, 2018	$ 32,537	$ 1,026	$ 82,274	$ (50,763)
Balance (in shares) at Jun. 30, 2018		14,958,339